TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

8.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of as of June 30, 2022 and December 31, 2021 is as follows:

	06/30/2022	12/31/2021
Trade payables	27,992	19,687
Customer online wallets	6,157	4,900
Other current liabilities	3,543	3,211
Accruals	744	826
Total	38,436	28,624
Of which: with related parties (Note 11)	7,829	3,729

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of June 30, 2022 and December 31, 2021 is as follows:

	06/30/2022	12/31/2021
Accrued salaries	261	640
Current tax liabilities	1,723	966
Others	1,559	1,605
Total	3,543	3,211

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
Trade payables	19,687	13,017
Customer online wallets	4,900	4,103
Other current liabilities	3,211	2,014
Accruals	826	97
Total	28,624	19,231
Of which: with related parties (Note 14)	3,729	1,479

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
Accrued salaries	640	232
Current tax liabilities	966	1,510
Others	1,605	272
Total	3,211	2,014